Earnings (Loss) Per Share (Schedule Of Earnings Per Share Basic And Diluted) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012
Disclosure Earnings Per Share [Line Items]
Net (Loss) from Continuing Operations (A)	$ 993,150		$ (10,146,228)		$ (4,747,387)
Net Income (Loss) (B)	1,511,906	(936,298)	(10,146,228)		322,840
Add - Interest savings from converted debt			0		114,537
Adjusted Diluted Net Income (Loss) (F)			(10,146,228)		437,377
Weighted Average Shares Outstanding:
Weighted average basic shares outstanding (C)	9,972,105	3,536,865	5,988,595		3,536,865
Dilutive effect of options and warrants			2,984,199		31,354
Dilutive effect of convertible debt			$ 0		$ 82,881
Weighted Average Dilutive Shares Outstanding (D)	11,517,104	3,536,865	5,988,595		3,651,100
Earnings (Loss) Per Share From Continuing Operations
Basic (A/C)			$ (1.69)		$ (1.34)
Diluted			$ (1.69)	[1],[2]	$ (1.34)	[1],[2]
Earnings Per Share [Abstract]
Basic (B/C)	$ 0.15	$ (0.26)	$ (1.69)		$ 0.09
Diluted (F/D)	$ 0.13	$ (0.26)	$ (1.69)	[1]	$ 0.09	[1]

[1]	Due to net loss for period, dilutive loss per share is the same as basic.
[2]	Due to the antidilutive impact of the convertible debt under the if-converted method, the diluted earnings per share is the same as basic.